Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Statement of Comprehensive Income [Abstract]
Tax (benefit) provision on change in derivative instruments designated as cash flow hedges	$ 11	$ (716)	$ (213)	$ 490
Tax (benefit) provision on reclassification of (gain) loss on derivative instruments designated as cash flow hedges	$ (183)	$ (1,195)	$ (541)	$ (3,850)